UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

VYSVX

ANNUAL SHAREHOLDER REPORT | September 30, 2025

This annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$62	0.60%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

In general, the Fund seeks to deliver the long side of the small-value risk premium in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and investment philosophy. Returns mentioned in the summary below, for both the Fund and its benchmark, include price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended September 30, 2025, the Fund had positive returns but underperformed its benchmark, the Russell 2000® Value Index (the “Benchmark”) by 0.74%. The Fund’s annualized return was 7.14%, versus the Benchmark’s 7.88%. For most of the year, the Fund was more than 97% invested and held a well-diversified portfolio of at least 860 equity holdings.

As managers of a U.S. small cap value fund, we face the challenge of maintaining performance versus the benchmark during periods of declining US 10-year Treasury yields. The Fund’s mandate excludes interest rate-sensitive sectors such as Real Estate Investment Trusts (REIT). To address this, we overweight sectors like Homebuilding that tend to correlate with REIT performance, helping offset the impact of our benchmark’s significant REIT allocation, which can be over 12%.

How did the benchmark manage to outperform the Fund by 74 basis points during the 2025 fiscal year? The answer lies entirely in the last quarter, as the Fund outperformed its Benchmark in each of the first three quarters. While the Benchmark’s REIT holdings contributed about 53 basis points in the final quarter, this was not the primary factor. The main driver was the Benchmark’s non-value holdings in Biotechnology and Technology, and significantly its new 35 basis point allocation to Oklo Inc. (OKLO), which rose 123.2% in the quarter despite having no revenues.

Please note that the views and facts in this letter are as of September 30, 2025, and may not necessarily reflect the same views on the date this letter is first published or any date thereafter.

Vericimetry U.S. Small Cap Value Fund | 1

Fund Performance

The following graph and chart compare the initial and subsequent account values for the Fund. It assumes a $10,000 initial investment in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURN

	1 Yr	3 Yr	5 Yr	10 Yr
Vericimetry U.S. Small Cap Value Fund	7.14%	15.17%	18.48%	9.60%
Russell 2000 Value Index	7.88%	13.56%	14.59%	9.23%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$169,520,278
Total number of portfolio holdings	946
Total advisory fees paid (net)	$759,004
Portfolio turnover rate as of the end of the reporting period	41%

Vericimetry U.S. Small Cap Value Fund | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.

TOP TEN HOLDINGS

Mr Cooper Group, Inc.	1.29%
Group 1 Automotive, Inc.	0.79%
TTM Technologies, Inc.	0.77%
SkyWest, Inc.	0.72%
GATX Corp.	0.69%
Taylor Morrison Home Corp.	0.68%
Sanmina Corp.	0.68%
Air Lease Corp.	0.65%
Hancock Whitney Corp.	0.65%
Popular, Inc.	0.64%

ASSET ALLOCATION

SECTOR ALLOCATION

Material Fund Changes

No material changes occurred during the year ending September 30, 2025.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

Principal Risks of Investing

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Please read the prospectus carefully before investing.

Vericimetry U.S. Small Cap Value Fund | 3

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Audit Fees	$12,600	$12,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2025, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements.

Vericimetry U.S. Small Cap Value Fund

Annual Financial Statements and Other Information

(Form N-CSR Items 7-11)

September 30, 2025

Vericimetry Funds

TABLE OF CONTENTS
SEPTEMBER 30, 2025

Please note the Financial Statements and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Pages
Item 7.
Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	23
Item 8.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	24
Item 9.
Proxy Disclosures for Open-End Management Investment Companies.	24
Item 10.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	24
Item 11.
Statement Regarding Basis for Approval of Investment Advisory Contract.	24

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

AS OF SEPTEMBER 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

	Number of Shares	Value
COMMON STOCKS — 94.9%
BASIC MATERIALS — 5.0%
AdvanSix, Inc.	5,255	$101,842
Albemarle Corp.	1,429	115,863
Alcoa Corp.	15,390	506,177
American Battery Technology Co.*	5,923	28,786
American Vanguard Corp.*	6,285	36,076
Avient Corp.	5,642	185,904
Cabot Corp.	675	51,334
Caledonia Mining Corp. PLC	1,957	70,863
Calumet, Inc.*	2,004	36,573
Carpenter Technology Corp.	3,042	746,933
Celanese Corp.	1,980	83,318
Centrus Energy Corp. - Class A*	178	55,192
Century Aluminum Co.*	2,240	65,766
Chemours Co.	14,327	226,940
Cleveland-Cliffs, Inc.*	32,238	393,304
Coeur Mining, Inc.*	13,523	253,691
Commercial Metals Co.	16,615	951,707
Compass Minerals International, Inc.*	1,093	20,986
Contango ORE, Inc.*	2,013	50,184
Ecovyst, Inc.*	16,780	146,993
Element Solutions, Inc.	21,039	529,552
Encore Energy Corp.*	11,308	36,299
Energy Fuels, Inc./Canada*	2,088	32,051
FMC Corp.	5,770	194,045
Friedman Industries, Inc.	2,007	43,943
H.B. Fuller Co.	2,962	175,587
Hawkins, Inc.	587	107,257
Hecla Mining Co.	48,808	590,577
Huntsman Corp.	18,684	167,782
Hycroft Mining Holding Corp. - Class A*	6,592	40,870
Innospec, Inc.	580	44,753
Intrepid Potash, Inc.*	1,350	41,283
Ivanhoe Electric, Inc. / US*	2,707	33,973
Kaiser Aluminum Corp.	1,343	103,626
Koppers Holdings, Inc.	2,191	61,348
Kronos Worldwide, Inc.	5,030	28,872
Mativ Holdings, Inc.	7,890	89,236
Mercer International, Inc.	4,310	12,413
Minerals Technologies, Inc.	5,033	312,650
MP Materials Corp.*[1]	985	66,064
NewMarket Corp.	128	106,011
NioCorp Developments Ltd.*	7,895	52,739
Oil-Dri Corp. of America	1,017	62,078
Olin Corp.	8,593	214,739
Perimeter Solutions, Inc.*	11,667	261,224
Quaker Chemical Corp.	242	31,883

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Rayonier Advanced Materials, Inc.*	35,536	$256,570
Rogers Corp.*	460	37,012
SSR Mining, Inc.*	8,568	209,230
Stepan Co.	1,230	58,671
Tronox Holdings PLC	34,862	140,145
U.S. Gold Corp.*	2,619	43,161
United States Antimony Corp.*	13,656	84,667
Valhi, Inc.	500	7,890
Westlake Corp.	789	60,800
		8,467,433
COMMUNICATIONS — 2.5%
AMC Networks, Inc. - Class A*	9,370	77,209
Angi, Inc.*	3,864	62,829
Array Digital Infrastructure, Inc.	3,280	164,033
ATN International, Inc.	3,679	55,075
BK Technologies Corp.*	166	14,024
Bumble, Inc. - Class A*	9,086	55,334
Cable One, Inc.	560	99,148
Cars.com, Inc.*	4,585	56,029
DHI Group, Inc.*	3,600	10,008
EchoStar Corp. - Class A*	3,128	238,854
ePlus, Inc.	2,090	148,411
Etsy, Inc.*	375	24,896
Frontier Communications Parent, Inc.*	8,259	308,474
Gaia, Inc.*	2,104	12,456
Gannett Co., Inc.*	9,350	38,615
Gray Media, Inc.	13,365	77,250
HealthStream, Inc.	890	25,134
Inseego Corp.*	2,000	29,940
InterDigital, Inc.[1]	960	331,421
Interpublic Group of Cos., Inc.	2,170	60,565
Lands’ End, Inc.*	1,830	25,803
Liberty Latin America Ltd. - Class A*	20,939	173,584
NETGEAR, Inc.*	2,440	79,032
Nexstar Media Group, Inc.	510	100,847
Opendoor Technologies, Inc.*[1]	9,649	76,902
Preformed Line Products Co.	820	160,843
RealReal, Inc.*	3,125	33,219
Ribbon Communications, Inc.*	5,824	22,131
Scholastic Corp.	7,763	212,551
Shenandoah Telecommunications Co.	1,510	20,264
Sinclair, Inc.	7,190	108,569
Sphere Entertainment Co.*	2,073	128,775
TEGNA, Inc.	13,920	282,993
Telephone and Data Systems, Inc.	18,589	729,432
Thryv Holdings, Inc.*	1,320	15,919

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Townsquare Media, Inc. - Class A	3,070	$20,630
TripAdvisor, Inc.*	2,890	46,991
Viasat, Inc.*	3,552	104,073
Ziff Davis, Inc.*	1,030	39,243
		4,271,506
CONSUMER, CYCLICAL — 16.2%
Abercrombie & Fitch Co. - Class A*	418	35,760
Academy Sports & Outdoors, Inc.	7,683	384,304
Adient PLC*	15,624	376,226
Advance Auto Parts, Inc.	8,923	547,872
Alaska Air Group, Inc.*	10,874	541,308
Allegiant Travel Co.*	1,510	91,763
A-Mark Precious Metals, Inc.	732	18,937
AMC Entertainment Holdings, Inc. - Class A*	3,830	11,107
American Axle & Manufacturing Holdings, Inc.*	21,145	127,081
American Eagle Outfitters, Inc.	14,202	242,996
American Outdoor Brands, Inc.*	1,960	17,013
Asbury Automotive Group, Inc.*	1,955	477,900
AutoNation, Inc.*	1,807	395,317
Bassett Furniture Industries, Inc.	170	2,659
Beazer Homes USA, Inc.*	966	23,715
Biglari Holdings, Inc. - Class B*	159	51,460
BJ’s Restaurants, Inc.*	1,000	30,530
BlueLinx Holdings, Inc.*	1,286	93,981
Boot Barn Holdings, Inc.*	140	23,201
Brunswick Corp.	522	33,011
Buckle, Inc.	1,690	99,135
Build-A-Bear Workshop, Inc.	2,110	137,593
Caleres, Inc.	4,823	62,892
Capri Holdings Ltd.*	1,770	35,258
Carter’s, Inc.	1,260	35,557
Cavco Industries, Inc.*	45	26,133
Century Communities, Inc.	4,432	280,856
Cheesecake Factory, Inc.	2,460	134,414
Cinemark Holdings, Inc.	1,180	33,064
Citi Trends, Inc.*	1,089	33,792
Clean Energy Fuels Corp.*	17,690	45,640
Cooper-Standard Holdings, Inc.*	1,286	47,492
Copa Holdings S.A. - Class A	360	42,775
Cracker Barrel Old Country Store, Inc.[1]	880	38,773
Daktronics, Inc.*	3,140	65,689
Dana, Inc.	24,526	491,501
Designer Brands, Inc. - Class A	8,969	31,750
Destination XL Group, Inc.*	3,220	4,218
Dick’s Sporting Goods, Inc.	2,066	459,107

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Dillard’s, Inc. - Class A	511	$313,999
Dine Brands Global, Inc.	792	19,578
Dorman Products, Inc.*	630	98,204
Dream Finders Homes, Inc. - Class A*	1,190	30,845
Duluth Holdings, Inc. - Class B*	100	391
El Pollo Loco Holdings, Inc.*	3,670	35,599
Ethan Allen Interiors, Inc.	6,952	204,806
Five Below, Inc.*	380	58,786
Flexsteel Industries, Inc.	1,350	62,573
Forestar Group, Inc.*	9,182	244,149
Fox Factory Holding Corp.*	1,384	33,617
Frontier Group Holdings, Inc.*	3,919	17,302
Gap, Inc.	5,465	116,896
Genesco, Inc.*	1,160	33,628
Gentherm, Inc.*	2,660	90,600
G-III Apparel Group Ltd.*	6,650	176,956
Goodyear Tire & Rubber Co.*	41,866	313,158
Green Brick Partners, Inc.*	4,748	350,687
Group 1 Automotive, Inc.	3,054	1,336,156
Guess?, Inc.	7,950	132,845
Hamilton Beach Brands Holding Co. - Class B	2,891	41,544
Hanesbrands, Inc.*	6,830	45,010
Harley-Davidson, Inc.	1,770	49,383
Haverty Furniture Cos., Inc.	3,530	77,413
HNI Corp.	2,720	127,432
Holley, Inc.*	9,291	29,174
Hooker Furnishings Corp.	2,660	26,999
Hovnanian Enterprises, Inc. - Class A*	719	92,384
Hudson Technologies, Inc.*	3,898	38,707
Interface, Inc.	6,090	176,245
JAKKS Pacific, Inc.	693	12,980
JetBlue Airways Corp.*	25,918	127,517
Johnson Outdoors, Inc. - Class A	940	37,967
KB Home	4,883	310,754
Kohl’s Corp.	17,749	272,802
La-Z-Boy, Inc.	7,660	262,891
LCI Industries	1,987	185,089
Lear Corp.	1,480	148,903
Life Time Group Holdings, Inc.*	11,960	330,096
Light & Wonder, Inc.*	392	32,904
Lovesac Co.*	1,620	27,427
M/I Homes, Inc.*	4,175	603,037
Macy’s, Inc.	30,494	546,757
Madison Square Garden Entertainment Corp.*	1,480	66,955
Malibu Boats, Inc. - Class A*	1,680	54,516

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Titan International, Inc.*	6,700	$50,652
Titan Machinery, Inc.*	2,309	38,653
TKO Group Holdings, Inc.	170	34,333
Toll Brothers, Inc.	1,755	242,436
Topgolf Callaway Brands Corp.*	17,001	161,509
Travel + Leisure Co.	660	39,263
Tri Pointe Homes, Inc.*	14,025	476,429
Under Armour, Inc. - Class A*	17,792	88,782
UniFirst Corp.	600	100,314
Urban Outfitters, Inc.*	6,615	472,509
Victoria’s Secret & Co.*	721	19,568
Visteon Corp.	1,909	228,813
VSE Corp.	1,260	209,462
WESCO International, Inc.	3,722	787,203
Weyco Group, Inc.	200	6,018
Whirlpool Corp.	760	59,736
Winnebago Industries, Inc.	3,252	108,747
Wolverine World Wide, Inc.	2,388	65,527
Zumiez, Inc.*	2,550	50,006
		27,440,144
CONSUMER, NON-CYCLICAL — 9.4%
ABM Industries, Inc.	9,825	453,129
Acacia Research Corp.*	3,860	12,545
Acadia Healthcare Co., Inc.*	3,998	98,990
ACCO Brands Corp.	8,320	33,197
Aclaris Therapeutics, Inc.*	29,686	56,403
Acuren Corp.*	1,716	22,840
AdaptHealth Corp.*	2,690	24,076
Adtalem Global Education, Inc.*	3,513	542,583
Agios Pharmaceuticals, Inc.*	1,183	47,486
Alight, Inc.	20,250	66,015
American Public Education, Inc.*	2,409	95,083
Amneal Pharmaceuticals, Inc.*	3,868	38,719
AnaptysBio, Inc.*	1,715	52,513
Andersons, Inc.	7,130	283,845
Arcus Biosciences, Inc.*	2,216	30,138
Artivion, Inc.*	388	16,428
Avanos Medical, Inc.*	5,870	67,857
Aveanna Healthcare Holdings, Inc.*	10,304	91,396
Avis Budget Group, Inc.*	221	35,487
Azenta, Inc.*	1,670	47,962
B&G Foods, Inc.[1]	16,250	71,987
Bio-Rad Laboratories, Inc. - Class A*	100	28,039
BrightView Holdings, Inc.*	10,570	141,638
Brookdale Senior Living, Inc.*	14,433	122,248
Bunge Global S.A.	520	42,250
Cabaletta Bio, Inc.*	10,505	24,582

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Marcus Corp.	3,983	$61,776
MarineMax, Inc.*	2,740	69,404
Marriott Vacations Worldwide Corp.	3,390	225,638
Meritage Homes Corp.	8,972	649,842
Methode Electronics, Inc.	3,121	23,564
Miller Industries, Inc.	2,055	83,063
MillerKnoll, Inc.	9,350	165,869
Motorcar Parts of America, Inc.*	3,760	62,190
Movado Group, Inc.	3,633	68,918
MRC Global, Inc.*	2,590	37,348
National Vision Holdings, Inc.*	2,803	81,820
Norwegian Cruise Line Holdings Ltd.*	3,980	98,027
ODP Corp.*	5,220	145,377
OPENLANE, Inc.*	15,834	455,703
Oxford Industries, Inc.	1,580	64,053
Papa John’s International, Inc.	890	42,854
Patrick Industries, Inc.	2,418	250,094
PC Connection, Inc.	3,503	217,151
Peloton Interactive, Inc. - Class A*	7,000	63,000
Penske Automotive Group, Inc.	1,620	281,734
Petco Health & Wellness Co., Inc.*	15,681	60,685
Phinia, Inc.	1,600	91,968
Polaris, Inc.	2,958	171,949
PriceSmart, Inc.	1,040	126,038
PVH Corp.	7,849	657,511
Red Robin Gourmet Burgers, Inc.*	3,516	24,120
Resideo Technologies, Inc.*	21,929	946,894
REV Group, Inc.	3,762	213,193
Rocky Brands, Inc.	1,220	36,344
Rush Enterprises, Inc. - Class A	8,871	474,332
Rush Enterprises, Inc. - Class B	5,992	344,061
Rush Street Interactive, Inc.*	1,255	25,702
Sally Beauty Holdings, Inc.*	9,073	147,708
ScanSource, Inc.*	4,477	196,943
Shoe Carnival, Inc.	3,747	77,900
Signet Jewelers Ltd.	4,348	417,060
SkyWest, Inc.*	12,219	1,229,476
Sonic Automotive, Inc. - Class A	2,530	192,508
Standard Motor Products, Inc.	4,146	169,240
Steelcase, Inc. - Class A	13,375	230,050
Steven Madden Ltd.	1,030	34,484
Strattec Security Corp.*	418	28,449
Sun Country Airlines Holdings, Inc.*	5,332	62,971
Super Group SGHC Ltd.	1,809	23,879
Tapestry, Inc.	1,310	148,318
Taylor Morrison Home Corp.*	17,583	1,160,654
Thor Industries, Inc.	7,068	732,881

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Cal-Maine Foods, Inc.	3,167	$298,015
CareDx, Inc.*	1,659	24,122
Castle Biosciences, Inc.*	2,550	58,063
Central Garden & Pet Co. - Class A*	8,237	243,239
Certara, Inc.*	7,550	92,261
Charles River Laboratories International, Inc.*	207	32,387
Clarivate PLC*	7,440	28,495
Coca-Cola Consolidated, Inc.	1,480	173,397
Collegium Pharmaceutical, Inc.*	1,280	44,787
Concentra Group Holdings Parent, Inc.	724	15,153
CONMED Corp.	595	27,983
Corbus Pharmaceuticals Holdings, Inc.*	6,423	81,251
Corcept Therapeutics, Inc.*	928	77,126
CorMedix, Inc.*[1]	2,377	27,645
Coty, Inc. - Class A*	8,370	33,815
Cross Country Healthcare, Inc.*	1,940	27,548
Custom Truck One Source, Inc.*	6,610	42,436
Cytek Biosciences, Inc.*	6,578	22,826
Deluxe Corp.	5,100	98,736
DENTSPLY SIRONA, Inc.	3,511	44,555
Dole PLC	3,000	40,320
Dyne Therapeutics, Inc.*	5,531	69,967
Edgewell Personal Care Co.	7,070	143,945
Embecta Corp.	7,606	107,321
Emerald Holding, Inc.	3,510	17,866
Emergent BioSolutions, Inc.*	3,854	33,992
Enhabit, Inc.*	4,490	35,965
Ennis, Inc.	4,260	77,873
Enovis Corp.*	7,300	221,482
Envista Holdings Corp.*	11,776	239,877
First Advantage Corp.*	2,924	45,000
FONAR Corp.*	1,270	19,126
Fresh Del Monte Produce, Inc.	10,940	379,837
Fulgent Genetics, Inc.*	3,469	78,399
Graham Holdings Co. - Class B	570	671,067
GRAIL, Inc.*	1,942	114,830
Green Dot Corp. - Class A*	5,980	80,311
Grocery Outlet Holding Corp.*	4,360	69,978
GXO Logistics, Inc.*	5,771	305,228
Halozyme Therapeutics, Inc.*	710	52,071
Harrow, Inc.*	711	34,256
Healthcare Services Group, Inc.*	2,370	39,887
Heidrick & Struggles International, Inc.	2,765	137,614
Helen of Troy Ltd.*	1,800	45,360
ICF International, Inc.	873	81,014
ICU Medical, Inc.*	400	47,984

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Indivior PLC*	1,916	$46,195
Ingles Markets, Inc. - Class A	2,517	175,083
Ingredion, Inc.	1,988	242,755
Innoviva, Inc.*	11,619	212,047
Integer Holdings Corp.*	3,117	322,080
Ironwood Pharmaceuticals, Inc.*	27,705	36,294
Kelly Services, Inc. - Class A	6,570	86,198
Korn Ferry	7,975	558,090
Laureate Education, Inc.*	6,371	200,941
LENZ Therapeutics, Inc.*	742	34,562
Ligand Pharmaceuticals, Inc.*	770	136,398
ManpowerGroup, Inc.	2,700	102,330
Matthews International Corp. - Class A	2,790	67,741
MaxCyte, Inc.*	16,259	25,689
Mission Produce, Inc.*	5,444	65,437
Molina Healthcare, Inc.*	302	57,791
Monro, Inc.	6,677	119,986
Myriad Genetics, Inc.*	6,916	50,003
National HealthCare Corp.	2,090	253,956
Natural Grocers by Vitamin Cottage, Inc.	3,033	121,320
Nektar Therapeutics*	1,242	70,670
Neogen Corp.*	23,830	136,069
NeoGenomics, Inc.*	3,970	30,648
NPK International, Inc.*	11,095	125,484
Omni AB, Inc. - Earnout Shares2	477	—
Omni AB, Inc. - Earnout Shares2	477	—
OmniAb, Inc.*	9,280	14,848
Omnicell, Inc.*	1,710	52,070
OraSure Technologies, Inc.*	17,537	56,294
Organogenesis Holdings, Inc.*	2,990	12,618
Oruka Therapeutics, Inc.*	2,206	42,421
Pacira BioSciences, Inc.*	5,416	139,570
Pediatrix Medical Group, Inc.*	4,471	74,889
Perdoceo Education Corp.	8,471	319,018
Perrigo Co. PLC	2,150	47,881
Phathom Pharmaceuticals, Inc.*	3,640	42,843
Phibro Animal Health Corp. - Class A	553	22,374
Pilgrim’s Pride Corp.	1,458	59,370
Post Holdings, Inc.*	5,206	559,541
Premier, Inc. - Class A	7,788	216,506
Prestige Consumer Healthcare, Inc.*	4,277	266,885
PROG Holdings, Inc.	1,549	50,126
Prothena Corp. PLC*	3,120	30,451
Puma Biotechnology, Inc.*	5,375	28,541
Quad/Graphics, Inc.	9,120	57,091
Quanex Building Products Corp.	5,145	73,162
QuidelOrtho Corp.*	2,890	85,110

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Repay Holdings Corp.*	10,751	$56,228
Scilex Holding Co.*[1]	1,676	32,984
Seneca Foods Corp. - Class A*	1,280	138,163
SIGA Technologies, Inc.	2,342	21,429
Simply Good Foods Co.*	950	23,579
Sprouts Farmers Market, Inc.*	293	31,878
STAAR Surgical Co.*	1,178	31,653
StoneCo Ltd. - Class A*	2,120	40,089
Strategic Education, Inc.	3,110	267,491
Stride, Inc.*	2,776	413,457
Supernus Pharmaceuticals, Inc.*	4,881	233,263
Surgery Partners, Inc.*	6,067	131,290
Tango Therapeutics, Inc.*	4,880	40,992
Teleflex, Inc.	528	64,606
Theravance Biopharma, Inc.*	1,881	27,463
TreeHouse Foods, Inc.*	6,643	134,255
United Natural Foods, Inc.*	11,687	439,665
Universal Corp.	400	22,348
Universal Health Services, Inc. - Class B	483	98,745
Upbound Group, Inc.	1,246	29,443
Vanda Pharmaceuticals, Inc.*	5,436	27,126
Varex Imaging Corp.*	3,540	43,896
Veracyte, Inc.*	2,246	77,105
Vestis Corp.	7,366	33,368
Viatris, Inc.	5,073	50,223
Village Super Market, Inc. - Class A	2,030	75,841
Vital Farms, Inc.*	870	35,801
Weis Markets, Inc.	6,239	448,397
Zimvie, Inc.*	3,200	60,608
Zymeworks, Inc.*	2,401	41,009
		15,933,617
ENERGY — 8.6%
Alpha Metallurgical Resources, Inc.*	1,531	251,222
Alto Ingredients, Inc.*	39,498	42,658
Amplify Energy Corp.*	5,030	26,408
Antero Midstream Corp.	15,041	292,397
Antero Resources Corp.*	3,370	113,097
APA Corp.	21,599	524,424
Archrock, Inc.	18,470	485,946
Aris Water Solutions, Inc. - Class A	1,703	41,996
Array Technologies, Inc.*	3,720	30,318
Berry Corp.	10,935	41,334
Bristow Group, Inc.*	3,950	142,516
California Resources Corp.	8,595	457,082
Chord Energy Corp.	2,334	231,930
Civeo Corp.	1,323	30,429
Civitas Resources, Inc.	8,579	278,818

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
CNX Resources Corp.*	22,469	$721,704
Comstock Resources, Inc.*	29,407	583,141
Core Natural Resources, Inc.	3,329	277,905
Crescent Energy Co. - Class A	15,793	140,874
CVR Energy, Inc.	2,780	101,414
Delek U.S. Holdings, Inc.	4,735	152,798
Diamondback Energy, Inc.	2,040	291,924
DMC Global, Inc.*	3,000	25,350
DNOW, Inc.*	13,815	210,679
DT Midstream, Inc.	1,590	179,765
EQT Corp.	4,547	247,493
Expro Group Holdings N.V.*	9,738	115,687
FutureFuel Corp.	6,560	25,453
Golar LNG Ltd.	1,235	49,906
Green Plains, Inc.*	1,755	15,426
Gulfport Energy Corp.*	840	152,023
Hallador Energy Co.*	4,679	91,568
Helix Energy Solutions Group, Inc.*	23,260	152,586
Helmerich & Payne, Inc.	17,093	377,584
Innovex International, Inc.*	3,490	64,705
Kosmos Energy Ltd.*	13,135	21,804
Liberty Energy, Inc.	16,893	208,460
Matador Resources Co.	11,824	531,252
Murphy Oil Corp.	23,353	663,459
Nabors Industries Ltd.*	704	28,772
NACCO Industries, Inc. - Class A	1,450	61,132
Natural Gas Services Group, Inc.	1,720	48,143
NEXTracker, Inc. - Class A*	552	40,842
Noble Corp. PLC	5,412	153,051
Northern Oil & Gas, Inc.	5,320	131,936
NOV, Inc.	9,625	127,531
Oceaneering International, Inc.*	5,512	136,587
Oil States International, Inc.*	8,576	51,971
ONEOK, Inc.	605	44,147
Par Pacific Holdings, Inc.*	6,822	241,635
Patterson-UTI Energy, Inc.	35,073	181,678
PBF Energy, Inc. - Class A	12,246	369,462
Peabody Energy Corp.	18,421	488,525
Permian Resources Corp.	24,234	310,195
ProPetro Holding Corp.*	19,783	103,663
Ramaco Resources, Inc. - Class A	4,980	165,286
Range Resources Corp.	3,919	147,511
Ranger Energy Services, Inc. - Class A	3,595	50,474
REX American Resources Corp.*	7,540	230,875
Ring Energy, Inc.*	91,278	99,493
RPC, Inc.	10,610	50,504
SandRidge Energy, Inc.	2,136	24,094

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Schlumberger N.V.	1,778	$61,110
Seadrill Ltd.*	3,570	107,850
Select Water Solutions, Inc.	10,780	115,238
Shoals Technologies Group, Inc. - Class A*	4,444	32,930
SM Energy Co.	13,794	344,436
Smart Sand, Inc.	3,694	7,905
SolarEdge Technologies, Inc.*	3,077	113,849
SunCoke Energy, Inc.	15,340	125,174
Sunrun, Inc.*	10,869	187,925
Talos Energy, Inc.*	21,557	206,732
Targa Resources Corp.	334	55,958
TechnipFMC PLC	15,271	602,441
TETRA Technologies, Inc.*	4,479	25,754
Transocean Ltd.*	86,073	268,548
VAALCO Energy, Inc.	17,753	71,367
Valaris Ltd.*	849	41,406
Valero Energy Corp.	238	40,522
Vital Energy, Inc.*	3,494	59,014
Vitesse Energy, Inc.	1,390	32,290
W&T Offshore, Inc.	21,834	39,738
Warrior Met Coal, Inc.	5,332	339,328
Weatherford International PLC	1,120	76,642
		14,637,199
FINANCIAL — 32.8%
1st Source Corp.	5,572	343,012
ACNB Corp.	1,380	60,775
Air Lease Corp.	17,324	1,102,673
Alerus Financial Corp.	1,550	34,317
Amalgamated Financial Corp.	1,420	38,553
Ambac Financial Group, Inc.*	5,654	47,154
Amerant Bancorp, Inc.	1,740	33,530
Ameris Bancorp	8,312	609,353
AMREP Corp.*	1,522	36,406
Anywhere Real Estate, Inc.*	21,185	224,349
Associated Banc-Corp	29,250	752,018
Assured Guaranty Ltd.	10,216	864,784
Atlantic Union Bankshares Corp.	23,285	821,728
Axis Capital Holdings Ltd.	7,225	692,155
Axos Financial, Inc.*	5,214	441,365
Banc of California, Inc.	6,254	103,504
BancFirst Corp.	484	61,202
Bancorp, Inc.*	1,519	113,758
Bank of Hawaii Corp.	1,801	118,218
Bank of Marin Bancorp	1,900	46,132
Bank of NT Butterfield & Son Ltd.	1,990	85,411
Bank OZK	16,929	863,040
Bank7 Corp.	770	35,628

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
BankFinancial Corp.	1,530	$18,406
BankUnited, Inc.	13,934	531,721
Banner Corp.	5,730	375,315
Bar Harbor Bankshares	1,790	54,523
BayCom Corp.	600	17,250
BCB Bancorp, Inc.	1,600	13,888
Beacon Financial Corp.	14,325	339,646
Bread Financial Holdings, Inc.	6,988	389,721
Bridgewater Bancshares, Inc.*	2,910	51,216
Brighthouse Financial, Inc.*	7,455	395,711
Brookfield Asset Management Ltd. - Class A	2,003	114,051
Burke & Herbert Financial Services Corp.	1,557	96,051
Business First Bancshares, Inc.	3,541	83,603
Byline Bancorp, Inc.	6,100	169,153
C&F Financial Corp.	710	47,712
Cadence Bank	16,541	620,949
Camden National Corp.	1,798	69,385
Capital City Bank Group, Inc.	1,190	49,730
Carter Bankshares, Inc.*	3,660	71,041
Cathay General Bancorp	10,950	525,710
Central Pacific Financial Corp.	1,800	54,612
Chemung Financial Corp.	680	35,714
ChoiceOne Financial Services, Inc.	500	14,480
Citizens Financial Services, Inc.	528	31,828
Citizens, Inc.*	5,237	27,494
City Holding Co.	1,509	186,920
Cleanspark, Inc.*[1]	5,386	78,097
CNB Financial Corp.	3,380	81,796
CNO Financial Group, Inc.	11,159	441,338
Coastal Financial Corp.*	434	46,946
Columbia Banking System, Inc.	30,756	791,659
Comerica, Inc.	2,650	181,578
Community Financial System, Inc.	1,172	68,726
Community Trust Bancorp, Inc.	1,470	82,247
Community West Bancshares	1,800	37,512
Compass, Inc.*	3,787	30,410
ConnectOne Bancorp, Inc.	7,889	195,726
Consumer Portfolio Services, Inc.*	2,001	15,108
Cushman & Wakefield PLC*	24,638	392,237
Customers Bancorp, Inc.*	5,594	365,680
CVB Financial Corp.	5,390	101,925
Dime Community Bancshares, Inc.	6,639	198,041
Donegal Group, Inc. - Class A	4,842	93,886
Eagle Bancorp, Inc.	4,147	83,852
Employers Holdings, Inc.	4,632	196,767
Enact Holdings, Inc.	4,747	182,000
Encore Capital Group, Inc.*	3,143	131,189

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Enova International, Inc.*	1,198	$137,878
Enterprise Financial Services Corp.	4,315	250,184
Esquire Financial Holdings, Inc.	859	87,665
Essent Group Ltd.	9,614	611,066
Evercore, Inc. - Class A	320	107,942
EZCORP, Inc. - Class A*	9,534	181,527
FB Financial Corp.	1,720	95,873
Federal Agricultural Mortgage Corp. - Class C	995	167,140
Fidelis Insurance Holdings Ltd.	3,212	58,298
Financial Institutions, Inc.	2,980	81,056
First American Financial Corp.	537	34,497
First BanCorp/Puerto Rico	42,110	928,525
First Bancorp/Southern Pines NC	2,038	107,790
First Bank/Hamilton NJ	1,170	19,059
First Busey Corp.	9,885	228,838
First Business Financial Services, Inc.	1,100	56,386
First Commonwealth Financial Corp.	18,740	319,517
First Community Bankshares, Inc.	1,750	60,900
First Financial Bancorp	19,350	488,588
First Financial Corp.	1,821	102,777
First Hawaiian, Inc.	1,640	40,721
First Horizon Corp.	15,102	341,456
First Internet Bancorp	1,140	25,570
First Interstate BancSystem, Inc. - Class A	7,224	230,229
First Merchants Corp.	6,962	262,467
First Mid Bancshares, Inc.	2,812	106,519
First National Corp.	1,560	35,381
Flushing Financial Corp.	2,970	41,016
FNB Corp.	38,057	613,098
Franklin Financial Services Corp.	611	28,106
FRP Holdings, Inc.*	1,560	38,002
FS Bancorp, Inc.	620	24,750
Fulton Financial Corp.	40,311	750,994
Genworth Financial, Inc.*	64,324	572,484
German American Bancorp, Inc.	1,000	39,270
Glacier Bancorp, Inc.	1,630	79,332
Great Elm Group, Inc.*	902	2,210
Great Southern Bancorp, Inc.	1,845	113,006
Greenlight Capital Re Ltd. - Class A*	2,541	32,271
Hancock Whitney Corp.	17,563	1,099,619
Hanmi Financial Corp.	8,080	199,495
Hanover Insurance Group, Inc.	622	112,974
HarborOne Bancorp, Inc.	3,260	44,336
HBT Financial, Inc.	1,300	32,760
HCI Group, Inc.	250	47,983
Heritage Commerce Corp.	6,040	59,977

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Heritage Financial Corp.	3,008	$72,764
Heritage Insurance Holdings, Inc.*	3,858	97,144
Hilltop Holdings, Inc.	12,462	416,480
Home Bancorp, Inc.	940	51,066
HomeTrust Bancshares, Inc.	1,000	40,940
Hope Bancorp, Inc.	17,176	184,986
Horace Mann Educators Corp.	5,211	235,381
Horizon Bancorp, Inc.	3,741	59,893
Howard Hughes Holdings, Inc.*	4,399	361,466
Independent Bank Corp.	3,020	93,545
Independent Bank Corp.	3,661	253,231
International Bancshares Corp.	12,955	890,656
Invesco Ltd.	19,240	441,366
Investar Holding Corp.	1,000	23,210
Jackson Financial, Inc. - Class A	10,337	1,046,415
Janus Henderson Group PLC	10,892	484,803
Jones Lang LaSalle, Inc.*	906	270,242
Kearny Financial Corp.	4,182	27,476
Kemper Corp.	364	18,764
LendingClub Corp.*	12,354	187,657
LendingTree, Inc.*	1,251	80,977
Lincoln National Corp.	1,806	72,836
Live Oak Bancshares, Inc.	663	23,351
loanDepot, Inc. - Class A*[1]	8,959	27,504
MARA Holdings, Inc.*[1]	9,860	180,044
McGrath RentCorp	504	59,119
Medallion Financial Corp.	109	1,101
Mercantile Bank Corp.	3,880	174,600
Merchants Bancorp	560	17,808
Mercury General Corp.	1,281	108,603
Metrocity Bankshares, Inc.	1,000	27,690
Metropolitan Bank Holding Corp.	560	41,899
MGIC Investment Corp.	36,630	1,039,193
Mid Penn Bancorp, Inc.	1,340	38,378
Midland States Bancorp, Inc.	3,660	62,732
MidWestOne Financial Group, Inc.	1,400	39,606
Moelis & Co.	500	35,660
Mr Cooper Group, Inc.	10,342	2,179,990
Navient Corp.	21,964	288,827
NBT Bancorp, Inc.	3,290	137,390
Nelnet, Inc. - Class A	5,240	656,991
Newmark Group, Inc. - Class A	15,215	283,760
NMI Holdings, Inc.*	10,198	390,991
Northeast Bank	1,190	119,190
Northfield Bancorp, Inc.	6,184	72,971
Northrim BanCorp, Inc.	5,960	129,094
Northwest Bancshares, Inc.	19,541	242,113

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
SouthState Bank Corp.	7,948	$785,819
Stellar Bancorp, Inc.	2,529	76,730
Stewart Information Services Corp.	2,802	205,443
Stifel Financial Corp.	472	53,558
Stock Yards Bancorp, Inc.	530	37,095
StoneX Group, Inc.*	3,729	376,331
Synovus Financial Corp.	1,640	80,491
Terawulf, Inc.*	1,270	14,503
Texas Capital Bancshares, Inc.*	8,278	699,739
Third Coast Bancshares, Inc.*	540	20,504
Timberland Bancorp, Inc.	1,578	52,516
Tiptree, Inc.	4,301	82,450
Tompkins Financial Corp.	899	59,523
Towne Bank/Portsmouth VA	2,010	69,486
TriCo Bancshares	3,083	136,916
TrustCo Bank Corp. NY	3,330	120,879
Trustmark Corp.	9,097	360,241
UMB Financial Corp.	2,772	328,066
United Bankshares, Inc.	11,352	422,408
United Community Banks, Inc.	7,632	239,263
United Fire Group, Inc.	3,046	92,659
Unity Bancorp, Inc.	400	19,548
Universal Insurance Holdings, Inc.	1,374	36,136
Univest Financial Corp.	5,460	163,909
Unum Group	4,671	363,310
Valley National Bancorp	49,910	529,046
Veritex Holdings, Inc.	2,990	100,255
Virtu Financial, Inc. - Class A	748	26,554
Virtus Investment Partners, Inc.	298	56,629
WaFd, Inc.	15,220	461,014
Walker & Dunlop, Inc.	1,664	139,144
Washington Trust Bancorp, Inc.	1,970	56,933
Waterstone Financial, Inc.	2,914	45,458
Webster Financial Corp.	8,569	509,341
WesBanco, Inc.	17,254	550,920
Westamerica BanCorp	1,630	81,484
Western Alliance Bancorp	2,876	249,407
Western New England Bancorp, Inc.	4,604	55,294
White Mountains Insurance Group Ltd.	295	493,098
Wintrust Financial Corp.	5,134	679,947
World Acceptance Corp.*	613	103,683
WSFS Financial Corp.	8,221	443,359
Zions Bancorp N.A.	4,010	226,886
		55,540,195
INDUSTRIAL — 16.9%
AAR Corp.*	3,076	275,825
Acuity, Inc.	140	48,215

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Oak Valley Bancorp	1,610	$45,354
OceanFirst Financial Corp.	6,620	116,313
OFG Bancorp	14,850	645,827
Old National Bancorp	40,696	893,277
Old Second Bancorp, Inc.	2,780	48,052
OneMain Holdings, Inc.	3,151	177,905
Oppenheimer Holdings, Inc. - Class A	1,804	133,334
Orrstown Financial Services, Inc.	2,317	78,732
Palomar Holdings, Inc.*	110	12,843
Park National Corp.	185	30,068
Pathward Financial, Inc.	2,945	217,959
PCB Bancorp	3,540	74,340
Peapack-Gladstone Financial Corp.	2,485	68,586
PennyMac Financial Services, Inc.	3,474	430,359
Peoples Bancorp of North Carolina, Inc.	300	9,198
Peoples Bancorp, Inc.	6,923	207,621
Peoples Financial Services Corp.	1,290	62,707
Pinnacle Financial Partners, Inc.	3,207	300,785
Piper Sandler Cos.	737	255,732
Popular, Inc.	8,591	1,091,143
PRA Group, Inc.*	1,650	25,476
Preferred Bank/Los Angeles CA	3,270	295,575
Primerica, Inc.	320	88,829
Primis Financial Corp.	2,444	25,686
ProAssurance Corp.*	5,465	131,105
Provident Financial Holdings, Inc.	1,180	18,585
Provident Financial Services, Inc.	22,561	434,976
QCR Holdings, Inc.	1,447	109,451
Radian Group, Inc.	16,152	585,025
RE/MAX Holdings, Inc. - Class A*	4,607	43,444
Regional Management Corp.	2,920	113,763
RenaissanceRe Holdings Ltd.	135	34,281
Renasant Corp.	14,379	530,441
Republic Bancorp, Inc. - Class A	2,280	164,730
Riot Platforms, Inc.*	4,334	82,476
S&T Bancorp, Inc.	5,553	208,737
Safety Insurance Group, Inc.	990	69,983
Seacoast Banking Corp. of Florida	3,015	91,746
Selectquote, Inc.*	4,299	8,426
ServisFirst Bancshares, Inc.	790	63,619
Sierra Bancorp	2,330	67,360
Simmons First National Corp. - Class A	16,097	308,579
SiriusPoint Ltd.*	17,520	316,937
SLM Corp.	1,261	34,904
SmartFinancial, Inc.	2,450	87,539
SoFi Technologies, Inc.*	12,465	329,325
Southside Bancshares, Inc.	2,196	62,037

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Advanced Energy Industries, Inc.	259	$44,066
Aebi Schmidt Holding A.G.	2,517	31,387
American Woodmark Corp.*	3,555	237,332
Apogee Enterprises, Inc.	764	33,287
Applied Industrial Technologies, Inc.	154	40,202
ArcBest Corp.	3,349	233,995
Arcosa, Inc.	6,049	566,852
Ardmore Shipping Corp.	7,723	91,672
Argan, Inc.	293	79,125
Arrow Electronics, Inc.*	1,640	198,440
Astec Industries, Inc.	3,557	171,198
Astronics Corp.*	890	40,593
ATI, Inc.*	3,979	323,652
Atkore, Inc.	890	55,839
Avnet, Inc.	16,166	845,158
AZZ, Inc.	1,710	186,612
Bel Fuse, Inc. - Class B	1,600	225,632
Belden, Inc.	281	33,796
Benchmark Electronics, Inc.	6,831	263,335
Boise Cascade Co.	3,268	252,682
Brady Corp. - Class A	730	56,962
C.H. Robinson Worldwide, Inc.	204	27,010
Cadre Holdings, Inc.	724	26,433
Chart Industries, Inc.*	1,430	286,214
Clearwater Paper Corp.*	2,387	49,554
Coherent Corp.*	1,469	158,241
Columbus McKinnon Corp.	2,510	35,993
Comfort Systems USA, Inc.	169	139,455
Concrete Pumping Holdings, Inc.	7,730	54,497
Core Molding Technologies, Inc.*	1,390	28,565
Costamare, Inc.	19,657	234,115
Covenant Logistics Group, Inc.	5,924	128,314
DHT Holdings, Inc.	29,553	353,158
Dorian LPG Ltd.	9,803	292,129
Ducommun, Inc.*	2,697	259,263
DXP Enterprises, Inc.*	1,906	226,947
Eastman Kodak Co.*	8,600	55,126
EMCOR Group, Inc.	488	316,976
EnerSys	1,590	179,606
Enpro, Inc.	1,789	404,314
Enviri Corp.*	15,936	202,228
Esab Corp.	3,661	409,080
ESCO Technologies, Inc.	1,599	337,565
Everus Construction Group, Inc.*	507	43,475
Federal Signal Corp.	1,438	171,108
Flowserve Corp.	1,770	94,058
Forward Air Corp.*	1,821	46,690

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Frontdoor, Inc.*	2,320	$156,113
GATX Corp.	6,657	1,163,644
Genco Shipping & Trading Ltd.	9,436	167,961
Gibraltar Industries, Inc.*	2,749	172,637
Granite Construction, Inc.	3,298	361,626
Great Lakes Dredge & Dock Corp.*	7,550	90,524
Greenbrier Cos., Inc.	5,372	248,025
Greif, Inc. - Class A	5,540	331,070
Griffon Corp.	1,970	150,015
Heartland Express, Inc.	8,760	73,409
Helios Technologies, Inc.	783	40,818
Hillenbrand, Inc.	4,859	131,387
Hillman Solutions Corp.*	4,490	41,218
Himalaya Shipping Ltd.	5,610	46,170
Hub Group, Inc. - Class A	10,810	372,296
Ichor Holdings Ltd.*	3,023	52,963
Insteel Industries, Inc.	1,540	59,044
International Seaways, Inc.	8,560	394,445
Itron, Inc.*	394	49,077
Janus International Group, Inc.*	5,887	58,105
JELD-WEN Holding, Inc.*	7,407	36,368
Kennametal, Inc.	7,425	155,405
Kimball Electronics, Inc.*	5,497	164,140
Kirby Corp.*	5,533	461,729
Knight-Swift Transportation Holdings, Inc.	2,160	85,342
Knowles Corp.*	12,079	281,561
Kratos Defense & Security Solutions, Inc.*	3,110	284,161
L B Foster Co. - Class A*	1,544	41,611
Latham Group, Inc.*	5,550	42,236
Lindsay Corp.	230	32,329
LSB Industries, Inc.*	3,600	28,368
Manitowoc Co., Inc.*	5,050	50,551
Marten Transport Ltd.	16,425	175,090
Masterbrand, Inc.*	12,775	168,247
Materion Corp.	1,444	174,450
Matson, Inc.	5,641	556,146
Mercury Systems, Inc.*	1,290	99,846
Metallus, Inc.*	6,609	109,247
Mirion Technologies, Inc.*	11,353	264,071
Mistras Group, Inc.*	3,760	36,998
Modine Manufacturing Co.*	5,030	715,065
Mohawk Industries, Inc.*	4,058	523,157
Mueller Industries, Inc.	5,241	529,918
Myers Industries, Inc.	2,540	43,028
MYR Group, Inc.*	175	36,405
National Presto Industries, Inc.	710	79,626
NL Industries, Inc.	5,450	33,518

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Nordic American Tankers Ltd.	37,298	$117,116
nVent Electric PLC	2,805	276,685
NWPX Infrastructure, Inc.*	1,967	104,113
O-I Glass, Inc.*	11,355	147,274
Olympic Steel, Inc.	2,159	65,742
Orion Group Holdings, Inc.*	2,680	22,298
Park-Ohio Holdings Corp.	1,067	22,663
Plexus Corp.*	1,507	218,048
Powell Industries, Inc.	110	33,529
Power Solutions International, Inc.*	129	12,670
Primoris Services Corp.	5,225	717,549
Proto Labs, Inc.*	3,080	154,092
Radiant Logistics, Inc.*	11,066	65,289
Regal Rexnord Corp.	560	80,326
Ryder System, Inc.	2,573	485,371
Ryerson Holding Corp.	4,869	111,305
Safe Bulkers, Inc.	15,080	66,955
Sanmina Corp.*	9,962	1,146,726
Schneider National, Inc. - Class B	9,670	204,617
Scorpio Tankers, Inc.	9,611	538,697
Sensata Technologies Holding PLC	8,540	260,897
SFL Corp. Ltd.	21,828	164,365
Smith & Wesson Brands, Inc.	5,550	54,556
SPX Technologies, Inc.*	1,777	331,908
Standex International Corp.	260	55,094
Stanley Black & Decker, Inc.	2,620	194,745
Sterling Infrastructure, Inc.*	443	150,478
Stoneridge, Inc.*	1,024	7,803
Sturm Ruger & Co., Inc.	623	27,082
Taylor Devices, Inc.*	300	14,718
TD SYNNEX Corp.	1,420	232,525
Teekay Corp. Ltd.	15,882	129,915
Teekay Tankers Ltd. - Class A	4,795	242,387
Terex Corp.	3,945	202,378
Thermon Group Holdings, Inc.*	1,980	52,906
Timken Co.	1,435	107,883
TriMas Corp.	5,160	199,382
Trinity Industries, Inc.	9,072	254,379
TTM Technologies, Inc.*	22,588	1,301,069
Tutor Perini Corp.*	5,717	374,978
UFP Industries, Inc.	1,070	100,034
Universal Logistics Holdings, Inc.	869	20,369
Vishay Intertechnology, Inc.	21,829	333,984
Watts Water Technologies, Inc. - Class A	260	72,613
Werner Enterprises, Inc.	9,190	241,881
Willis Lease Finance Corp.	1,660	227,569
World Kinect Corp.	9,967	258,644

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Worthington Enterprises, Inc.	2,520	$139,835
Worthington Steel, Inc.	3,813	115,877
		28,726,450
TECHNOLOGY — 2.3%
8x8, Inc.*	11,345	24,051
Adeia, Inc.	7,782	130,738
Alpha & Omega Semiconductor Ltd.*	4,492	125,596
Amkor Technology, Inc.	35,970	1,021,548
Amtech Systems, Inc.*	3,996	37,003
ASGN, Inc.*	1,351	63,970
Axcelis Technologies, Inc.*	340	33,198
Bandwidth, Inc. - Class A*	870	14,503
Cerence, Inc.*	2,621	32,658
Claritev Corp.*	1,407	74,684
Climb Global Solutions, Inc.	379	51,104
Cohu, Inc.*	5,617	114,194
Concentrix Corp.	600	27,690
Conduent, Inc.*	20,100	56,280
Corsair Gaming, Inc.*	2,678	23,888
Digi International, Inc.*	3,455	125,969
Diodes, Inc.*	3,817	203,103
DXC Technology Co.*	4,260	58,064
Evolent Health, Inc. - Class A*	2,260	19,120
Five9, Inc.*	1,200	29,040
FormFactor, Inc.*	1,740	63,371
GigaCloud Technology, Inc. - Class A*	2,193	62,281
Insight Enterprises, Inc.*	955	108,307
Integral Ad Science Holding Corp.*	3,990	40,578
IPG Photonics Corp.*	2,060	163,131
Kulicke & Soffa Industries, Inc.	938	38,120
LiveRamp Holdings, Inc.*	3,029	82,207
Mastech Digital, Inc.*	3,097	23,611
N-able, Inc.*	5,845	45,591
NCR Atleos Corp.*	866	34,042
NCR Voyix Corp.*	2,690	33,759
NetScout Systems, Inc.*	9,560	246,935
OneSpan, Inc.	1,723	27,378
Onto Innovation, Inc.*	185	23,906
Photronics, Inc.*	9,427	216,350
Playstudios, Inc.*	16,237	15,630
Richardson Electronics Ltd./United States	1,100	10,769
Synaptics, Inc.*	370	25,286
Telos Corp.*	3,000	20,520
Ultra Clean Holdings, Inc.*	2,784	75,864
V2X, Inc.*	552	32,066
Veeco Instruments, Inc.*	3,047	92,720
Verint Systems, Inc.*	3,380	68,445

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2025

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Vishay Precision Group, Inc.*	2,170	$69,548
WM Technology, Inc.*	21,140	24,522
Xerox Holdings Corp.	9,170	34,479
		3,945,817
UTILITIES — 1.2%
Ameresco, Inc. - Class A*	4,956	166,423
Brookfield Infrastructure Corp. - Class A	4,327	177,926
Clearway Energy, Inc. - Class C	3,200	90,400
Consolidated Water Co., Ltd.	1,220	43,042
MDU Resources Group, Inc.	12,004	213,791
MGE Energy, Inc.	944	79,466
New Jersey Resources Corp.	6,126	294,967
NRG Energy, Inc.	3,112	503,988
ONE Gas, Inc.	900	72,846
Otter Tail Corp.	1,395	114,348
Portland General Electric Co.	1,760	77,440
UGI Corp.	1,580	52,551
Unitil Corp.	1,290	61,739
		1,948,927
TOTAL COMMON STOCKS (Cost $103,411,947)		160,911,288

EXCHANGE-TRADED FUNDS — 1.9%
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	19,064	862,455
iShares Russell 2000 Value ETF[1]	5,844	1,033,278
iShares S&P Small-Cap 600 Value ETF[1]	2,010	222,286
SPDR S&P Regional Banking ETF	16,373	1,036,411

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,017,975)		3,154,430

PREFERRED STOCKS — 0.0%
CONSUMER, CYCLICAL — 0.0%
QVC Group, Inc. 8.00%, 3/15/2031[3]	274	1,869

INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	46,041

TOTAL PREFERRED STOCKS (Cost $55,778)		47,910

RIGHTS — 0.0%
COMMUNICATIONS — 0.0%
Gen Digital, Inc., Expiration Date: December 30, 2025*	400	2,788
TOTAL RIGHTS (Cost $0)		2,788

	Number of Shares	Value
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	$—

CONSUMER, NON-CYCLICAL — 0.0%
Regulus Therapeutics Inc., Expiration Date: December 30, 2026*[2]	9,881	—

TOTAL WARRANTS (Cost $0)		—

MONEY MARKET INVESTMENTS — 4.6%
Federated Treasury Obligations Fund - Class Institutional, 3.91%[4,5]	500,000	500,000
Fidelity Investments Money Market Government Portfolio - Class III, 3.77%[4]	4,177,983	4,177,983
Invesco Government & Agency Portfolio, 4.05%[4,6]	3,069,833	3,069,833

TOTAL MONEY MARKET INVESTMENTS
(Cost $7,747,816)		7,747,816

TOTAL INVESTMENTS — 101.4%
(Cost $113,233,516)		171,864,232

Liabilities less other assets — (1.4)%		(2,343,954)

TOTAL NET ASSETS — 100.0%		$169,520,278

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $2,993,122 at September 30, 2025.
[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.
[4]	Variable rate security; the rate shown represents the 7-day yield at September 30, 2025.
[5]

All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at September 30, 2025. The Fund had option contracts transactions during the period ended September 30, 2025, however, due to the timing of these transactions, there were no open options contracts as of September 30, 2025.

[6]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $3,069,833 at September 30, 2025.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

AS OF SEPTEMBER 30, 2025

ASSETS:
Investments in securities, at value (cost $113,233,516)	$171,864,232	(1)
Deposit at broker for options contracts	822,535
Receivables:
Securities sold	387,710
Dividends and interest	152,512
Securities lending income	2,259
Prepaid expenses and other assets	11,571
Total assets	173,240,819

LIABILITIES:
Collateral due to broker for securities loaned	3,069,833
Payables:
Securities purchased	525,000
Fund shares redeemed	4,300
Due to Trustees	8,700
Due to Adviser	62,843
Fund accounting and administration fees and expenses	13,303
Transfer agent fees	3,063
Custody fees	6,555
Accrued other expenses	26,944
Total liabilities	3,720,541

Commitments and contingencies (Note 3)

NET ASSETS	$169,520,278

COMPONENTS OF NET ASSETS:
Paid-in capital	$93,564,002
Total distributable earnings	75,956,276
NET ASSETS	$169,520,278

Shares outstanding, no par value (unlimited shares authorized)	7,793,410

Net asset value, offering and redemption price per share	$21.75

(1)	Includes securities on loan of $2,993,122 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

FOR THE YEAR ENDED SEPTEMBER 30, 2025

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $2,196)	$3,110,223
Securities lending income	11,219
Interest	198,352
Total investment Income	3,319,794

Expenses
Investment advisory fees	839,562
Fund accounting and administration fees and expenses	79,670
Professional fees	39,000
Custody fees	36,151
Registration fees	29,017
Transfer agent fees	25,740
Shareholder reporting fees	14,572
Miscellaneous expenses	9,169
Trustees’ fees and expenses	8,700
Insurance fees	6,452
Total expenses	1,088,033
Fees waived by the Adviser	(80,558)
Net expenses	1,007,475
Net investment income	2,312,319

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain on:
Investments	18,764,843
Purchased options contracts	18,834
Net realized gain	18,783,677
Net change in unrealized appreciation/depreciation on investments	(9,964,044)
Net realized and unrealized gain on investments and options contracts	8,819,633

Net Increase in Net Assets from Operations	$11,131,952

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$2,312,319	$2,239,745
Net realized gain on investments, purchased options contracts and written options contracts	18,783,677	14,116,351
Net change in unrealized appreciation/depreciation on investments	(9,964,044)	24,489,734
Net increase in net assets resulting from operations	11,131,952	40,845,830

Distributions to Shareholders	$(16,299,034)	$(5,030,033)

Capital Transactions
Proceeds from shares issued	30,379	425,921
Reinvestment of distributions	16,283,929	5,024,733
Cost of shares redeemed	(21,579,571)	(25,608,658)
Net decrease resulting from capital transactions	(5,265,263)	(20,158,004)

Total increase (decrease) in net assets	(10,432,345)	15,657,793

Net Assets:
Beginning of year	179,952,623	164,294,830
End of year	$169,520,278	$179,952,623

Capital Share Activity
Shares issued	1,470	23,329
Shares reinvested	750,157	261,356
Shares redeemed	(1,055,051)	(1,257,116)
Net decrease in capital shares	(303,424)	(972,431)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$22.23	$18.12	$17.30	$23.11	$13.69
Income (Loss) from Investment Operations:
Net investment income	0.29	0.26	0.27	0.23	0.18
Net realized and unrealized gain (loss) on investments	1.27	4.42	2.00	(2.14)	9.44
Total from investment operations	1.56	4.68	2.27	(1.91)	9.62

Less Distributions:
From net investment income	(0.28)	(0.26)	(0.28)	(0.20)	(0.20)
From net realized gain	(1.76)	(0.31)	(1.17)	(3.70)	—
Total distributions	(2.04)	(0.57)	(1.45)	(3.90)	(0.20)

Net asset value, end of year	$21.75	$22.23	$18.12	$17.30	$23.11

Total return	7.14%	26.35%	12.85%	(10.34)%	70.44%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$169,520	$179,953	$164,295	$155,592	$160,188

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.65%	0.65%	0.66%	0.66%	0.67%
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.33%	1.23%	1.42%	1.07%	0.77%
After fees reimbursed by the Adviser	1.38%	1.28%	1.48%	1.13%	0.84%

Portfolio turnover rate	41%	23%	46%	72%	72%

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of SEPTEMBER 30, 2025

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Vericimetry Advisors LLC (the “Adviser”) to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker (the “CODM”) with respect to the Fund’s investment decisions.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$8,467,433	$—	$—		$8,467,433
Communications	4,271,506	—	—		4,271,506
Consumer, Cyclical	27,440,144	—	—		27,440,144
Consumer, Non—Cyclical	15,933,617	—	—	*	15,933,617
Energy	14,637,199	—	—		14,637,199
Financial	55,540,195	—	—		55,540,195
Industrial	28,726,450	—	—		28,726,450
Technology	3,945,817	—	—		3,945,817
Utilities	1,948,927	—	—		1,948,927
Exchange-Traded Funds	3,154,430	—	—		3,154,430
Preferred Stocks
Consumer, Cyclical	1,869	—	—		1,869
Industrial	46,041	—	—		46,041
Rights
Financial	2,788	—	—		2,788
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	7,747,816	—	—		7,747,816
Total Investments in Securities	$171,864,232	$—	$—		$171,864,232

*	The Adviser valued these holdings at $0 as of September 30, 2025.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2022-2025), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2025, the value of securities loaned by the Fund was $2,993,122 and the Fund received cash collateral of $3,069,833. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2025.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, Government Securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2025 is denoted in the Fund’s Schedule of Investments.

(h)

Deposit at Brokers – Deposit at broker for options contracts represent an amount that is held by a third party for the Fund’s derivative transactions. Such cash is excluded from cash and cash equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

(i)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2025, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2025 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$18,834
Total	$18,834

For the year ended September 30, 2025, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$172,178	$191,012

(j)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2027. For the year ended September 30, 2025, the Fund accrued $839,562 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $80,558.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2025, reimbursements that may potentially be made by the Fund to the Adviser total $264,711, which expire as follows:

September 30, 2026	$102,223
September 30, 2027	$81,930
September 30, 2028	$80,558

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$115,418,383
Gross Unrealized Appreciation	$63,632,920
Gross Unrealized Depreciation	(7,187,071)
Net Unrealized Appreciation	$56,445,849

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, there were no permanent difference reclassifications.

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$281,862
Undistributed Long-term Gains	19,229,946
Other Accumulated Losses	(1,381)
Unrealized Appreciation on Investments	56,445,849
Total Distributable Earnings	$75,956,276

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	September 30, 2025	September 30, 2024
Distributions Paid From:
Ordinary Income	$2,265,590	$2,233,216
Long-term Capital Gains	14,033,444	2,796,817
Total Distributions	$16,299,034	$5,030,033

5. Investment Transactions

For the year ended September 30, 2025, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$67,076,726	$86,354,962

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of September 30, 2025, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 94.9% of the voting securities of the Fund.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Concentration Risk

Financial Sector Concentration risk is the possibility that securities within the financial sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in the financial sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector, such as interest rate risk and credit risk. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, the financial sector could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

9. New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of SEPTEMBER 30, 2025

10. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vericimetry U.S. Small Cap Value Fund
and Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended September 30, 2022, and 2021, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

Vericimetry Funds

FORM N-CSR ITEMS 8 – 11
September 30 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Not applicable.

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Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2025

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 8, 2025